Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral

NOTE 27:  PROVISIONS, CONTINGENT LIABILITIES, COMMITMENTS, GUARANTEES, PLEDGED ASSETS, AND COLLATERAL
(a)
PROVISIONS
The following table summarizes the Bank’s provisions recorded in other liabilities.

Provisions
(millions of Canadian dollars)	Restructuring	Litigation and Other 1	Total
Balance as at November 1, 2021	$57	$391	$448
Additions	3	167	170
Amounts used	(23)	(163)	(186)
Release of unused amounts	(32)	(35)	(67)

Foreign currency translation adjustments and other	2	22	24

Balance as at October 31, 2022, before allowance for credit losses for off-balance sheet instruments	$7	$382	$389

Add: Allowance for credit losses for off-balance sheet instruments 2			931
Balance as at October 31, 2022			$1,320

1	Includes onerous contracts for non-lease payments including taxes and estimated operating expenses which are included in Occupancy, including depreciation on the Consolidated Statement of Income.
2	Refer to Note 8 for further details.
(b)
LEGAL AND REGULATORY MATTERS
LITIGATION
In the ordinary course of busin
e
ss, the Bank and its subsidiaries are involved in various legal and regulatory actions, including but not limited to civil claims and lawsuits, regulatory examinations, investigations, audits and requests for information by governmental, regulatory and self-regulatory agencies and law enforcement authorities in various jurisdictions. The Bank establishes provisions when it becomes probable that the Bank will incur a loss and the amount can be reliably estimated. The Bank also estimates the aggregate range of reasonably possible losses (RPL) in its legal and regulatory actions (that is, those which are neither probable nor remote), in excess of provisions. As at October 31, 2022, the Bank’s RPL is from zero to approximately $1.26 billion (October 31, 2021 – from zero to approximately $1.45 billion). The Bank’s provisions and RPL represent the Bank’s best estimates based upon currently available information for actions for which estimates can be made, but there are a number of factors that could cause the Bank’s provisions and/or RPL to be significantly different from its actual or RPL. For example, the Bank’s estimates involve significant judgment due to the varying stages of the proceedings, the existence of multiple defendants in many proceedings whose share of liability has yet to be determined, the numerous yet-unresolved
issues in many of the proceedings, some of which are beyond the Bank’s control and/or involve novel legal theories and interpretations, the attendant uncertainty of the various potential outcomes of such proceedings, and the fact that the underlying matters will change from time to time. In addition, some actions seek very large or indeterminate damages.
In management’s opinion, based on its current knowledge and after consultation with counsel, the ultimate disposition of these actions, individually or in the aggregate, will not have a material adverse effect on the consolidated financial condition or the consolidated cash flows of the Bank. However, because of the factors listed above, as well as other uncertainties inherent in litigation and regulatory matters, there is a possibility that the ultimate resolution of legal or regulatory actions may be material to the Bank’s consolidated results of operations for any particular reporting period.

Stanford Litigation –
The Bank was named as a defendant in
Rotstain v. Trustmark National Bank, et al.
, a putative class action lawsuit in the United States District Court for the Northern District of Texas related to a US$7.2 billion Ponzi scheme perpetrated by R. Allen Stanford, the owner of Stanford International Bank, Limited (SIBL), an offshore bank based in Antigua. Plaintiffs purport to represent a class of investors in SIBL issued certificates of deposit. The Bank provided certain correspondent banking services to SIBL. Plaintiffs allege that the Bank and four other banks aided and abetted or conspired with Mr. Stanford to commit fraud and that the bank defendants received fraudulent transfers from SIBL by collecting fees for providing certain services.
The Official Stanford Investors Committee (OSIC), a court-approved committee representing investors, received permission to intervene in the lawsuit and has brought similar claims against all the bank defendants.
The court denied in part and granted in part the Bank’s motion to dismiss the lawsuit on April 21, 2015. The court also entered a class certification scheduling order requiring the parties to conduct discovery and submit briefing regarding class certification. The class certification motion was fully submitted on October 26, 2015. The class plaintiffs filed an amended complaint asserting certain additional state law claims against the Bank on June 23, 2015. The Bank’s motion to dismiss the newly amended complaint in its entirety was fully submitted on August 18, 2015. On April 22, 2016, the Bank filed a motion to reconsider the court’s April 2015 dismissal decision with respect to certain claims by OSIC under the
Texas Uniform Fraudulent Transfer Act
based on an intervening change in the law announced by the Texas Supreme Court on April 1, 2016. On July 28, 2016, the court issued a decision denying defendants’ motions to dismiss the class plaintiffs’ complaint and to reconsider with respect to OSIC’s complaint. The Bank filed its answer to the class plaintiffs’ complaint on August 26, 2016. OSIC filed an amended intervenor complaint against the Bank on November 4, 2016 and the Bank filed its answer to this amended complaint on December 19, 2016.
On November 7, 2017, the Court issued a decision denying the class certification motion. The court found that the plaintiffs failed to show that common issues of fact would predominate given the varying sales presentations they allegedly received.
On November 21, 2017, the class plaintiffs filed a Rule 23(f) petition seeking permission to appeal the District Court’s denial of class certification to the United States Court of Appeals for the Fifth Circuit. The Bank filed an opposition to the class plaintiffs’ petition on December 4, 2017. The Fifth Circuit denied the class plaintiffs’ petition on April 20, 2018.
On February 28, 2019, the Bank, along with the other bank defendants, filed a motion for judgment on the pleadings in OSIC’s case seeking dismissal of three claims (aiding and abetting fraud, aiding and abetting conversion, and aiding and abetting breach of fiduciary duty). The motion was fully briefed as of April 4, 2019. On September 10, 2019, OSIC filed a motion for leave to amend its intervenor complaints against the Bank and the other bank defendants to insert additional factual allegations. The motion was fully briefed as of October 15, 2019. On June 15, 2020, the Northern District of Texas (N.D. Tex.) court granted OSIC’s motion for leave to amend its intervenor complaints against the Bank and the other bank defendants, and OSIC’s Second Amended Intervenor Complaint against the Bank and certain other bank defendants was filed on that same date. On July 10, 2020, the N.D. Tex. court so-ordered
the parties’ agreed motion extending the Bank’s time to respond to the Second Amended Intervenor Complaint until July 31, 2020. On July 31, 2020, the Bank filed its answer to the Second Amended Intervenor Complaint. On July 7, 2020, the Bank, along with the other defendants, requested to withdraw the motion for judgment on the pleadings, and the court issued an order finding the motion moot on August 14, 2020.
On May 3, 2019, two groups of plaintiffs comprising more than 950 investors in certificates of deposit issued by SIBL, and those who purchased one or more of such investors’ claims, filed motions to intervene in OSIC’s case against the Bank and the other bank defendants. On September 18, 2019, the Court denied the motions to intervene. On October 14, 2019, one group of plaintiffs (comprising 147 investors) filed a notice of appeal to the Fifth Circuit, and briefing was complete on the appeal as of April 8, 2020. On October 7, 2020, the Fifth Circuit heard oral argument on the appeal. On February 3, 2021, the Fifth Circuit affirmed the Court’s denial of intervention. On February 17, 2021, the Bank and the other bank appellees filed a petition for rehearing of the Fifth Circuit’s decision regarding OSIC’s standing to pursue the intervenors’ claims. On March 12, 2021, the Fifth Circuit denied the petition for rehearing, but clarified its prior holding regarding OSIC’s standing to pursue the intervenors’ claims.
On November 1, 2019, a second group of plaintiffs (comprising 1,286 investors) filed a petition in Texas state court against the Bank and other bank defendants, captioned
Smith v. Independent Bank, et al.
, alleging claims similar to those alleged in the
Rotstain v. Trustmark National Bank, et al.
action. On November 26, 2019, the U.S. Receiver for the Stanford Receivership Estate filed a motion to enjoin the Texas state court action in the United States District Court for the N.D. Tex. On January 15, 2020, the Court granted the U.S. Receiver’s motion to enjoin the Texas state court action. On February 26, 2020, another defendant bank removed the Texas state court action to the United States District Court for the Southern District of Texas (S.D. Tex.). On April 13, 2020, the removing bank defendant and plaintiffs requested that the S.D. Tex. court stay the action for an initial period of 120 days. On April 20, 2020, the S.D. Tex. court stayed all case deadlines until August 14, 2020. On July 14, 2020, the removing bank defendant and plaintiffs requested that the S.D. Tex. court extend the stay of the action for an additional period of 90 days. On July 19, 2020, the S.D. Tex. court extended the stay until November 14, 2020. On October 30, 2020, the removing bank defendant and plaintiffs requested that the S.D. Tex. court extend the stay of the action for an additional period of 60 days. On November 30, 2020, the S.D. Tex. court stayed and administratively closed
Smith v. Independent Bank, et al
., subject to reinstatement on the parties’ motion. On January 29, 2021, the removing bank defendant and plaintiffs requested that the S.D. Tex. Court extend the current stay and administrative closure for an additional period of 60 days. On February 1, 2021, the S.D. Tex. court granted the request. On April 2, 2021, the S.D. Tex. court granted a further stay until July 31, 2021, and the case remains administratively closed. A joint status report was filed in the Smith action on January 31, 2022. In the report, the removing bank defendant requested a status conference to address how to resolve the overlapping issues with the Rotstain litigation. Plaintiffs requested that the Smith matter should continue to be stayed. On August 8, 2022, the Court issued an order keeping the Smith action administratively closed and directing the parties to continue to file biannual reports.
On February 12, 2021, the Bank and the other bank defendants filed motions for summary judgment in
Rotstain v. Trustmark National Bank, et al.
, and briefing was complete on the motions as of April 9, 2021.
On March 19, 2021, plaintiffs in
Rotstain v. Trustmark National Bank, et al
. filed a notice abandoning four of the seven claims asserted against the Bank: (i) aiding, abetting, or participation in fraudulent transfers; (ii) aiding, abetting or participation in a fraudulent scheme; (iii) aiding, abetting or participation in conversion; and (iv) civil conspiracy. On March 25, 2021, the N.D. Tex. court struck the May 6, 2021 ready-for-trial
date to allow the trial court to set appropriate deadlines after remand.
On August 9, 2021, the Bank filed a motion for leave to file a second motion for summary judgment on the grounds that the remaining claims asserted by OSIC are precluded by the Ontario Superior Court of Justice’s June 8, 2021 judgment. The motion was fully briefed as of September 13, 2021.
On January 20, 2022, the Court issued an order granting in part and denying in part the Bank’s motion for summary judgment. Also on January 20, 2022, the Rotstain Court issued a Suggestion of Remand that recommended to the Judicial Panel on Multidistrict Litigation (JPML) that the Rotstain matter be remanded for further proceedings to the Southern District of Texas. That day, the JPML issued a Conditional Remand Order, which took effect on January 27, 2022. On March 10, 2022, the Rotstain matter was transferred to the Southern District of Texas.
On April 29, 2022, the bank defendants, including the Bank, moved to dismiss certain of plaintiffs’ claims for lack of jurisdiction and lack of standing. Briefing on the bank defendants’ motion to dismiss was completed on May 27, 2022.
On May 23, 2022, the Bank also filed a motion for summary judgment on the grounds that all of the claims asserted by the OSIC are precluded by the Ontario Superior Court of Justice’s June 8, 2021 judgment. On June 13, 2022, OSIC filed an opposition to the Bank’s summary judgment motion and cross-moved for summary judgment on the Bank’s affirmative defenses of res judicata and collateral estoppel. Briefing on the motions was completed on July 12, 2022.
On June 9, 2022, the Court entered an order setting the Rotstain matter for trial beginning on February 27, 2023.

On October 3, 2022, the Court entered orders denying the bank defendants’, including the Bank’s, motions to exclude the testimony of Plaintiffs’ expert witnesses. On
October 20-21, 2022,
the Court entered orders granting in part and denying in part Plaintiffs’ motions to exclude the testimony of certain of the bank defendants’ expert witnesses.
The Bank was also a defendant in two cases filed in the Ontario Superior Court of Justice: (1)
 McDonald v. The Toronto-Dominion Bank
, an action filed by the Joint Liquidators of SIBL appointed by the Eastern Caribbean Supreme Court, and (2)
 Dynasty Furniture Manufacturing Ltd., et al. v. The Toronto Dominion Bank
, an action filed by five investors in certificates of deposits sold by Stanford. The suits asserted that the Bank acted negligently and provided knowing assistance to SIBL’s fraud. The trial of both actions took place from January 11, 2021 to April 29, 2021. On June 8, 2021, the Superior Court rendered judgment dismissing both actions. On July 8, 2021, the Joint Liquidators filed an appeal of their action in the Court of Appeal for Ontario. There is no appeal in the Dynasty Furniture action. The hearing of the appeal in the Joint Liquidators’ action took place on
April 20-21, 2022.
The Court of Appeal for Ontario has taken the matter under reserve and will issue a written decision in due course.
TD Ameritrade Stockholder Litigation –
On May 12, 2020, a stockholder of TD Ameritrade Holding Corporation (“Ameritrade”) filed a class action complaint captioned
Hawkes v. Bettino, et al.
, CA No.
2020-0360-PAF,
in the Delaware Court of Chancery challenging the transaction between Ameritrade and The Charles Schwab Corporation (“Schwab”). Among other claims, the initial complaint alleged that the merger was subject to Delaware’s interested stockholder statute but violated that statute because it had not been conditioned on approval of 66 2/3% of Ameritrade’s shares, excluding those held by the Bank and Schwab. On June 4, 2020, a sufficient percentage of Ameritrade’s shares were voted to approve the transaction and the plaintiff thereafter dismissed that claim. On February 5, 2021, the plaintiff filed an amended complaint naming as defendants the Bank, certain TD Bank-affiliated entities, the five former Ameritrade directors designated by the Bank, certain other former officers and directors of Ameritrade, and Schwab. The amended complaint alleges that the Bank was a controlling stockholder of Ameritrade and breached its fiduciary duties by negotiating an amended Insured Deposit Account Agreement with Schwab that improperly diverted merger consideration from Ameritrade’s other stockholders. The amended complaint further asserts breach of fiduciary duty claims against the Bank-designated directors and the other individual defendants based on the same allegations. Finally, the amended complaint alleges that Schwab aided and abetted the breaches by the other defendants. On April 29, 2021, all defendants moved to dismiss the complaint for failure to state a claim. The motion to dismiss hearing occurred on November 18, 2021.
On January 20, 2022, the parties (i.e., plaintiff and all defendants) informed the Court that they had reached an agreement in principle to resolve the action subject to the parties’ ability to satisfy certain conditions and their submission of a stipulation memorializing the settlement within 45 days. On March 25, 2022, the parties (i.e., plaintiff and all defendants) filed their stipulation and agreement of settlement, compromise and release. The Court held a settlement hearing on September 21, 2022. The Court approved the settlement and all claims were dismissed with prejudice.
Credit Card Fees

–

Between 2011 and 2013, seven proposed class actions were commenced, five of which remain in British Columbia, Alberta, Saskatchewan, Ontario and Québec:

Coburn and

Watson’s

Metropolitan Home v. Bank of America Corporation, et al
.;

Macaronies Hair Club v. BOFA Canada Bank, et al
.;

Hello Baby Equipment Inc. v. BOFA Canada Bank, et al.; Bancroft-Snell, et al. v. Visa Canada Corporation, et al.; and

9085-4886 Québec

Inc. v. Visa Canada Corporation, et al
.
The plaintiff class members are Canadian merchants who accept payment for products and services by Visa Canada Corporation (Visa) and/or MasterCard International Incorporated (MasterCard) (collectively, the “Networks”). While there is some variance, in most of the actions it is alleged that, from March 2001 to the present, the Networks conspired with their issuing banks and acquirers to fix excessive fees and that certain rules have the effect of increasing the merchant fees. The Bank, together with the remaining bank defendants, have collectively entered into a national settlement with the class. They will collectively pay a total of $120 million in exchange for the dismissal of the Credit Card Actions and other related litigation.
On December 10, 2021, after a joint settlement approval hearing on December 6, 2021, the national settlement was approved by the five courts in which the actions were filed.
Rothstein Litigation
– During the second quarter of 2022, the Bank reached a settlement in
TD Bank, N.A. v. Lloyd’s Underwriters et al
., in Canada, pursuant to which the Bank recovered losses resulting from the previous resolution by the Bank of multiple proceedings in the U.S. related to an alleged Ponzi scheme perpetrated by, among others, Scott Rothstein. The $224 million amount was recovered in the second quarter of 2022 and was recorded in Other income (loss) on the Consolidated Statement of Income.
Consumer Class Actions

– The Bank, along with several other Canadian financial institutions, is a defendant in a number of matters brought by consumers alleging provincial claims in connection with various fees, interest rate calculations, and credit decisions. The cases are in various stages of maturity.
(c)
COMMITMENTS
Credit-related Arrangements
In the normal course of business, the Bank enters into various commitments and contingent liability contracts. The primary purpose of these contracts is to make funds available for the financing needs of customers. The Bank’s policy for requiring collateral security with respect to these contracts and the types of collateral security held is generally the same as for loans made by the Bank.
Financial and performance standby letters of credit represent irrevocable assurances that the Bank will make payments in the event that a customer cannot meet its obligations to third parties and they carry the same credit risk, recourse, and collateral security requirements as loans extended to customers. Performance standby letters of credit are considered non-financial
guarantees as payment does not depend on the occurrence of a credit event and is generally related to a non-financial
trigger event.
Documentary and commercial letters of credit are instruments issued on behalf of a customer authorizing a third party to draw drafts on the Bank up to a certain amount subject to specific terms and conditions. The Bank is at risk for any drafts drawn that are not ultimately settled by the customer, and the amounts are collateralized by the assets to which they relate.
Commitments to extend credit represent unutilized portions of authorizations to extend credit in the form of loans and customers’ liability under acceptances. A discussion on the types of liquidity facilities the Bank provides to its securitization conduits is included in Note 10.

The values of credit instruments reported as follows represent the maximum amount of additional credit that the Bank could be obligated to extend should contracts be fully utilized.

Credit Instruments
(millions of Canadian dollars)	As at
	October 31 2022	October 31 2021

Financial and performance standby letters of credit	$35,675	$31,153
Documentary and commercial letters of credit	193	209
Commitments to extend credit 1
Original term-to-maturity of one year or less	56,700	54,563
Original term-to-maturity of more than one year	199,588	173,489
Total	$292,156	$259,414

1	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
In addition, as at October 31, 2022, the Bank is committed to fund $502 million (October 31, 2021 – $326 million) of private equity investments.
Long-term Commitments or Leases
The Bank has obligations under long-term
non-cancellable
leases for premises and equipment. The maturity profile for undiscounted lease liabilities is $14 million for 2023, $60 million for 2024, $131 million for 2025, $283 million for 2026, $374 million for 2027, $6,350 million for 2028, and thereafter. Total lease payments, including $9 million (October 31, 2021 – $14 million) paid for short-term and low-value
asset leases, for the year ended October 31, 2022 were $798 million (October 31, 2021 – $746 million).
(d)

ASSETS SOLD WITH RECOURSE
In connection with its securitization activities, the Bank typically makes customary representations and warranties about the underlying assets which may result in an obligation to repurchase the assets. These representations and warranties attest that the Bank, as the seller, has executed the sale of assets in good faith, and in compliance with relevant laws and contractual requirements. In the event that they do not meet these criteria, the loans may be required to be repurchased by the Bank.
(e)

GUARANTEES
In addition to financial and performance standby letters of credit, the following types of transactions represent the principal guarantees that the Bank has entered into.
Credit Enhancements
The Bank guarantees payments to counterparties in the event that third-party credit enhancements supporting asset pools are insufficient.
Indemnification Agreements
In the normal course of operations, the Bank provides indemnification agreements to various counterparties in transactions such as service agreements, leasing transactions, and agreements relating to acquisitions and dispositions. Under these agreements, the Bank is required to compensate counterparties for costs incurred as a result of various contingencies such as changes in laws and regulations and litigation claims. The nature of certain indemnification agreements prevent the Bank from making a reasonable estimate of the maximum potential amount that the Bank would be required to pay such counterparties.
The Bank also indemnifies directors, officers, and other persons, to the extent permitted by law, against certain claims that may be made against them as a result of their services to the Bank or, at the Bank’s request, to another entity.
(f) PLEDGED ASSETS AND COLLATERAL
In the ordinary course of business, securities and other assets are pledged against liabilities or contingent liabilities, including repurchase agreements, securitization liabilities, covered bonds, obligations related to securities sold short, and securities borrowing transactions. Assets are also deposited for the purposes of participation in clearing and payment systems and depositories or to have access to the facilities of central banks in foreign jurisdictions, or as security for contract settlements with derivative exchanges or other derivative counterparties.
Details of assets pledged against liabilities and collateral assets held or repledged are shown in the following table:

Sources and Uses of Pledged Assets and Collateral
(millions of Canadian dollars)		As at
	October 31 2022	October 31 2021

Sources of pledged assets and collateral
Bank assets
Cash and due from banks	$–	$223
Interest-bearing deposits with banks	8,916	6,580
Loans	95,961	81,468
Securities	107,739	98,200

Other assets	1,032	475

	213,648	186,946
Third-party assets 1
Collateral received and available for sale or repledging	396,998	354,873

Less: Collateral not repledged	(122,079)	(85,248)

	274,919	269,625

	488,567	456,571
Uses of pledged assets and collateral 2
Derivatives	19,815	14,864
Obligations related to securities sold under repurchase agreements	154,772	170,314
Securities borrowing and lending	129,721	119,915
Obligations related to securities sold short	41,556	34,424
Securitization	28,278	29,030
Covered bond	36,425	26,924
Clearing systems, payment systems, and depositories	11,201	9,261
Foreign governments and central banks	934	1,010

Other	65,865	50,829
Total	$488,567	$456,571

1	Includes collateral received from reverse repurchase agreements, securities borrowing, margin loans, and other client activity.
2	Includes $55.9 billion of on-balance sheet assets that the Bank has pledged and that the counterparty can subsequently repledge as at October 31, 2022 (October 31, 2021 – $48.7 billion).